Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

Authorized Stock

The Company’s authorized capital stock consists of common stock and preferred stock, each having a par value of $0.0001 per share.

The holders of the Company’s Common Stock are entitled to one vote for each share held. The holders of Common Stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds. The Company has not declared or paid any dividends on its common stock, and it currently intends to retain any future earnings to fund the operation and expansion of its business. Upon liquidation, dissolution or winding-up of the Company, the holders of Common Stock are entitled to share ratably in all assets remaining after payment of all liabilities and any preferential amounts payable to holders of any outstanding preferred stock. The holders of Common Stock have no preemptive, subscription, redemption, or conversion rights.

Common Stock

During the six months ended June 30, 2026, the Company completed its financing through the issuance of Series C Convertible Preferred Stock, effected a reverse stock split, and completed the direct listing of its common stock on the Nasdaq Capital Market, resulting in significant changes to the Company’s capital structure.

On September 29, 2025, the Company effected a one-for-5.92 (1:5.92) reverse stock split of its common stock (the “2025 Reverse Split”). The 2025 Reverse Split was approved by the Board of Directors on August 18, 2025 and by the Company’s stockholders by written consent in September 2025. The 2025 Reverse Split was implemented in connection with the Company’s planned listing on the Nasdaq Capital Market and did not affect the number of authorized shares of common stock.

On June 19, 2026, the Company effected a one-for-ten (1:10) reverse stock split of its common stock (the “2026 Reverse Split”). The 2026 Reverse Split was approved by the Board of Directors on June 1, 2026 and became effective upon the filing of Articles of Amendment to the Company’s Articles of Incorporation with the Nevada Secretary of State. The amendment effected both the one-for-ten reverse split of the Company’s common stock and a proportional reduction in the number of authorized shares of common stock. The number of authorized shares of preferred stock was not affected.

The 2026 Reverse Split was implemented in accordance with the requirements of the Securities Purchase Agreement governing the Company’s Series C Convertible Preferred Stock.

Each reverse stock split affected the Company’s issued and outstanding shares of common stock, treasury shares, stock options, warrants and all other securities exercisable for or convertible into common stock on a proportionate basis. No fractional shares were issued in connection with either reverse stock split. Fractional interests resulting from either reverse stock split were rounded up to the nearest whole share.

All share and per-share amounts presented in these condensed consolidated financial statements and the accompanying notes have been retroactively adjusted to give effect to both the 2025 Reverse Split and the 2026 Reverse Split for all periods presented. The par value of the Company’s common stock and preferred stock was not affected by either reverse stock split.

During the three months ended June 30, 2026, the Company issued 658 shares of Common Stock to its SEC counsel in consideration for legal services provided in connection with the Company’s securities filings and Nasdaq listing. The shares were valued at approximately $75,000 and the amount was recorded as professional fees.

Reserved Shares

As of June 30, 2026, the Company has reserved the following shares of common stock for future issuance:

Shares reserved for future issuance under the 2020 Equity Incentive Plan	68,343
Stock options outstanding	126,988
Warrants outstanding	30,076
Issuance upon conversion of Series C Convertible Preferred Stock	200,489
Total	425,896

Preferred Stock

The Company is authorized to issue a total of 60,500,000 shares of preferred stock, par value $0.0001 per share, of which 8,000,000 shares have been designated as Series A convertible preferred stock (“Series A Preferred”), and 52,500,000 shares have been designated as Series B convertible preferred stock (“Series B Preferred”).

Series A and Series B Convertible Preferred Stock

Immediately prior to the Company’s direct listing on the Nasdaq Capital Market on April 23, 2026, all outstanding shares of Series A Preferred and Series B Preferred automatically converted into shares of the Company’s common stock in accordance with their respective Certificates of Designation.

Following the 2026 Reverse Split, the Series A Preferred converted into 111,358 shares of common stock and the Series B Preferred, including the accumulated and unpaid dividends through the conversion date, converted into 572,651 shares of common stock.

Following the automatic conversions, no shares of Series A Preferred or Series B Preferred remained issued or outstanding, and all associated conversion rights, dividend rights and liquidation preferences terminated.

Series C Convertible Preferred Stock

On April 21, 2026, the Company completed the issuance of 937,500 shares of Series C Preferred pursuant to the Securities Purchase Agreement dated January 31, 2026.

The Series C Preferred has an aggregate stated value of $9.375 million and was issued at a 20% original issue discount for gross proceeds of $7.5 million. After deducting placement agent commissions and other offering costs, the Company received net proceeds of approximately $6.8 million.

Each share of Series C Preferred has a stated value of $10.00 and is convertible, at the option of the holder, into shares of the Company’s common stock at a conversion price equal to the lesser of:

●	$10.00 per share; or

●	80% of the lowest closing sale price of the Company’s common stock during the five consecutive trading days immediately preceding the applicable conversion date, subject to a minimum conversion price of $1.00 per share.

The conversion price is subject to customary adjustments for stock splits, stock dividends, recapitalizations and similar transactions, including the 2026 Reverse Split, as well as certain anti-dilution adjustments provided in the Certificate of Designation.

Conversion is subject to a 4.99% beneficial ownership limitation unless waived in accordance with the Certificate of Designation.

Holders of the Series C Preferred are entitled to cumulative dividends at the rate of 12% per annum based on the stated value. Dividends are payable monthly, in cash or in kind, if declared by the Board of Directors, beginning six months after the commencement of trading of the Company’s common stock on the Nasdaq Capital Market, and accrue only while the Series C Preferred remains outstanding.

Upon any liquidation, dissolution or winding up of the Company, or upon the occurrence of a Deemed Liquidation Event (as defined in the Certificate of Designation), holders of the Series C Preferred are entitled to receive, prior to any distribution to holders of common stock, the greater of (i) the stated value of the Series C Preferred or (ii) the amount that would have been payable had the Series C Preferred been converted into common stock immediately prior to such event.

The Company evaluated the accounting treatment of the Series C Preferred pursuant to ASC 480, Distinguishing Liabilities from Equity, ASC 480-10-S99 and ASC 815, Derivatives and Hedging. The Company concluded that the Series C Preferred is appropriately classified as permanent equity because it is not mandatorily redeemable and any deemed liquidation events are within the Company’s control. The Company further concluded that none of the embedded features require bifurcation as derivative instruments under ASC 815. Accordingly, the Series C Preferred is classified within stockholders’ equity, net of issuance costs.

In connection with the financing, the Company entered into a Registration Rights Agreement pursuant to which it agreed to file a registration statement covering the resale of the shares of common stock issuable upon conversion of the Series C Preferred. During the quarter ended June 30, 2026, the Company filed the required registration statement with the Securities and Exchange Commission.

NOTE 6 — STOCKHOLDERS’ EQUITY

Authorized Stock

The holders of the Company’s Common Stock are entitled to one vote per share. The holders of Common Stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds. However, the current policy of the Board of Directors is to retain earnings, if any, for the operation and expansion of the business. Upon liquidation, dissolution or winding-up of the Company, the holders of Common Stock are entitled to share ratably in all assets of the Company that are legally available for distribution, after payment of or provision for all liabilities and the liquidation preference of any outstanding Series A, and Series B convertible preferred stock. The holders of Common Stock have no preemptive, subscription, redemption, or conversion rights.

Common Stock

On August 18, 2025, the Company’s Board of Directors approved, and in September 2025 a majority of the Company’s common stockholders approved by written consent, a reverse stock split of the Company’s common stock at a ratio of one-for-5.92 (1:5.92) shares (the “Reverse Split”), which became effective on September 29, 2025.

The Reverse Split was implemented to meet the Nasdaq Stock Market’s minimum per-share price requirement of $8.00 for qualification in connection with the Company’s planned direct listing. The action was intended to align the valuation of the Company’s common stock to satisfy this listing requirement following the conversion of all outstanding securities into common stock.

Upon effectiveness, every 5.92 shares of the Company’s issued and outstanding common stock were automatically combined into one issued and outstanding share. The Reverse Split affected all issued and outstanding shares of common stock, as well as treasury stock, shares underlying stock options, warrants, and other convertible instruments, proportionally. No fractional shares were issued as a result of the Reverse Split; any fractional shares were rounded up to the nearest whole share.

All share and per-share amounts in the accompanying financial statements and related notes have been retroactively adjusted to reflect the Reverse Split for all periods presented. The number of authorized shares and the par values of the common stock and preferred stock were not adjusted as a result of the Reverse Split.

During the year ended December 31, 2024, the Company granted 6,758 shares of Common Stock to certain members of the Board of Directors as compensation for their services, pursuant to the Board’s approved compensation plan. The fair value of the Common Stock granted was $21.30 per share, as determined based on third-party valuation (see Note 7 — Fair Value of Common Stock, Accounting Analysis). The Company recognized $144,000 of stock-based compensation expense related to these grants.

During the year ended December 31, 2025, the Company granted 5,198 shares of Common Stock to certain members of the Board of Directors as compensation for their services, pursuant to the Board’s approved compensation plan. The fair value of the Common Stock granted was $23.10 per share, as determined based on third-party valuation (see Note 7 — Fair Value of Common Stock, Accounting Analysis). The Company recognized $120,000 of stock-based compensation expense related to these grants.

Reserved Shares

As of December 31, 2025, the Company has reserved the following shares of common stock for future issuance:

Shares reserved for future issuance under the 2020 Equity Incentive Plan	68,343
Stock options outstanding	126,988
Warrants outstanding	26,697
Total	222,028

Preferred Stock

The Company is authorized to issue a total of 60,500,000 shares of preferred stock of which 8,000,000 shares have been designated as Series A convertible preferred stock (“Series A Convertible Preferred”), and 52,500,000 shares have been designated as Series B convertible preferred stock (“Series B Convertible Preferred”).

Series A Convertible Preferred Shares are convertible to Common shares on a 1:59.20 ratio and are mandatorily converted upon an initial public offering or listing on a recognized stock exchange. Series A Convertible Preferred Shares do not accrue dividends and include anti-dilution protection.

Series B Convertible Preferred Shares accrue dividends at the rate per annum of 8% (of the Original Issue Price on a non-compounding basis) (the “Series B Accruing Dividends”) and includes anti-dilution protection. The Series B Accruing Dividends shall accrue from day to day, whether or not declared, and shall be cumulative. The Series B Convertible Preferred Shares also participate, on an as converted basis, in any other dividend paid to the Series A Convertible Preferred Stock or Common Stock stockholders (no dividends have yet been paid to any stockholders). All outstanding Series B Convertible Preferred Shares shall be automatically converted into Common Shares at the then-applicable conversion ratios (i) immediately prior to the closing of an underwritten public offering of Common Shares for aggregate gross proceeds of not less than $5,000,000 and a pre-money valuation that values the Series B Convertible Shares not below their accumulated Liquidation Preference, or (ii) upon the vote of a Series B Convertible Preferred Share Majority, as defined. Upon any conversion of the Series B Convertible Preferred Shares into the Company’s Common Stock, the Dividends will also be paid in the Company Common Stock. The conversion ratio for the Series B Convertible Preferred Shares shall be adjusted on a broad-based weighted-average basis in the event of an issuance of Common Stock below the Original Issue Price, subject to certain customary exceptions.

Total accumulated dividends for Series B Convertible Preferred Shares as of December 31, 2025 are $9,974,339 and have not been declared by the board of directors.

Fair Value of Common Stock — Accounting Analysis

For the years 2024 and 2023, the Company obtained valuations of the fair value of the Common Stock as of each year end. The value at December 31, 2023 was used for all share-based transactions in March 2024 and June 2024. The value at December 31, 2024 was used for all share-based transactions in July 2025 and August 2025. The valuations included the application of generally accepted valuation procedures based upon economic and market factors and were prepared on the basis of public information, Company financial information and transactions, and other material information available. As a starting point, the “back-solved” method under the market approach was utilized. Utilizing the Series B Preferred Stock liquidation price of $62.16 per share, the implied total equity of Lakewood-Amedex was “back-solved” based on the rights and preferences of the various classes of equity. After determining the total value of equity for the Company, this value of equity was allocated across the various classes of equity within a breakpoint analysis in determining the fair value of the Company’s common equity as of December 31, 2024 and 2023. The equity values were determined at which the various equity classes begin or stop participating in the next incremental increase in equity value (commonly referred to as a “breakpoint”). Different breakpoints were developed in order to separately assess the rights and preferences of each equity class. Next, in order to capture the differing values for each class of equity, an option method was considered, and the Black-Scholes-Merton option model was utilized. The assumptions included as part of the Black-Scholes-Merton option model that were utilized included: 1) the underlying estimated security/asset values — were $65,514,000 and $59,558,000 for December 31, 2025 and 2024, respectively, which were used in valuing options granted during the years then ended; 2) the strike/exercise price — various prices were determined based upon each breakpoint; 3) the security’s estimated volatility of 80% at December 31, 2024 and 2023; 4) the option term of 3.0 years for December 31, 2024 and 2023; and 5) an appropriate discount rate of 0.85% at December 31, 2024 and 2023. Next, after the breakpoint analysis and option method were employed and applied, the values of the various classes were determined prior to further adjustments. After applying adjustments related to applicable discounts, including a discount for lack of marketability of 40%, the fair value of $23.10 and $21.30 was determined to be appropriate for the common equity at December 31, 2024 and 2023, respectively.